Long-Term Bank Loan (Details) ¥ in Millions	Nov. 03, 2022 USD ($)	Nov. 03, 2022 CNY (¥)
Long-Term Bank Loan [Abstract]
Loan agreement	$ (724,932)	¥ 5
Floating interest rate	3.50%	3.50%